Earnings Per Common Share - Antidilutive Securities (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average options to purchase shares of common stock	66	91	126
Series T Preferred Stock | Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average options to purchase shares of common stock	700		700
Series L Preferred Stock | Convertible Preferred Stock Subject to Mandatory Redemption
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average options to purchase shares of common stock	62	62	62
Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental common shares attributable to dilutive effect of call options and warrants	150	150
Common Stock | Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average options to purchase shares of common stock	122	122	272